SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Notes and other explanatory information [abstract]
Number of Options, Outstanding, Beginning Balance | shares	6,741,825	4,959,617
Historical Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 4.10	$ 4.40
Number of Options, Expired/cancelled | shares	(182,750)	(117,438)
Historical Weighted Average Exercise Price, Expired/cancelled | $ / shares	$ 4.66	$ 6.02
Number of Options, Exercised | shares	(245,606)	(143,437)
Historical Weighted Average Exercise Price, Exercised | $ / shares	$ 2.49	$ 2.85
Number of Options, Granted | shares	1,002,170	2,043,083
Historical Weighted Average Exercise Price, Granted | $ / shares	$ 4.11	$ 3.32
Number of Options, Outstanding, Ending Balance | shares	7,315,639	6,741,825
Historical Weighted Average Exercise Price, Ending Balance | $ / shares	$ 4.14	$ 4.10